PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (1,003,035)	R$ (765,655)
Distribution of reserves	(39,568)	(22,764)
Balance at the end of the year	(571,513)	(1,003,035)
Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(4,154,533)	(4,182,580)
Benefits paid	(254,727)	(244,856)
Participants contributions paid	182	231
Sponsor contributions paid	1,615	1,546
Interest income on plan assets	(363,224)	(398,091)
Return on plan assets excluding interest income	(181,305)	(160,295)
Distribution of reserves	39,568	22,764
Balance at the end of the year	(4,043,954)	(4,154,533)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(5,971)	(64,725)
Distribution of reserves	(39,568)	(22,764)
Balance at the end of the year	91,892	(5,971)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(3,233,947)	(3,273,309)
Benefits paid	(188,315)	(184,151)
Participants contributions paid	182	231
Sponsor contributions paid	1,566	1,500
Interest income on plan assets	(282,696)	(311,706)
Return on plan assets excluding interest income	(131,891)	(145,884)
Distribution of reserves	39,568	22,764
Balance at the end of the year	(3,158,617)	(3,233,947)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(997,064)	(700,930)
Benefits paid	82,107
Participants contributions paid	0
Interest income on plan assets	(172,297)
Distribution of reserves	0	0
Balance at the end of the year	(663,405)	(997,064)
Post-retirement health plans | Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(920,586)	(909,271)
Benefits paid	(66,412)	(60,705)
Participants contributions paid	0	0
Sponsor contributions paid	49	46
Interest income on plan assets	(80,528)	(86,385)
Return on plan assets excluding interest income	(49,414)	(14,411)
Distribution of reserves	0	0
Balance at the end of the year	R$ (885,337)	R$ (920,586)